INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

NOTE 10 — INCOME TAXES

The components of the federal income tax provision (credit) for the years ended December 31 are as follows (dollars in thousands):

	2012	2011	2010

Current tax expense (benefit)	$—	$314	$—
Change in valuation allowance	(3,000)	—	(2,136)
Deferred tax expense (benefit)	2,078	784	(1,364)

Provision for (benefit of) income taxes	$(922)	$1,098	$(3,500)

A summary of the source of differences between income taxes at the federal statutory rate and the provision (credit) for income taxes for the years ended December 31 is as follows (dollars in thousands):

	2012	2011	2010

Tax expense at statutory rate	$2,096	$1,127	$(1,332)
Increase (decrease) in taxes resulting from:
Tax-exempt interest	(49)	(59)	(73)
Change in valuation allowance	(3,000)	—	(2,136)
Other	31	30	41

Provision for (benefit of) income taxes, as reported	$(922)	$1,098	$(3,500)

Deferred income taxes are provided for the temporary differences between the financial reporting and tax bases of the Corporation’s assets and liabilities. The major components of net deferred tax assets at December 31 are as follows (dollars in thousands):

	2012	2011
Deferred tax assets:
NOL carryforward	$7,149	$9,073
Allowance for loan losses	1,774	1,785
Alternative Minimum Tax Credit	1,463	1,463
OREO Tax basis > book basis	1,025	1,050
Tax credit carryovers	672	672
Deferred compensation	185	217
Stock compensation	265	172
Depreciation	174	225
Intangible assets	60	77
Other	170	110

Total deferred tax assets	12,937	14,844

Valuation allowance	$(3,010)	$(6,010)

Deferred tax liabilities:
FHLB stock dividend	(103)	(103)
Unrealized gain on securities	(476)	(168)
Mortgage servicing rights	(217)	(136)
Total deferred tax liabilities	(796)	(407)

Net deferred tax asset	$9,131	$8,427

A valuation allowance is provided against deferred tax assets when it is more likely than not that some or all of the deferred tax asset will not be realized.  The Corporation, as of December 31, 2012 had a net operating loss and tax credit carryforwards for tax purposes of approximately $21.235 million, and $2.136 million, respectively.  The Corporation will continue to evaluate the future benefits from these carryforwards and at such time as it becomes “more likely than not” that they would be utilized prior to expiration will recognize the additional benefits as an adjustment to the valuation allowance.  The net operating loss carryforwards expire twenty years from the date they originated.  These carryforwards, if not utilized, will begin to expire in the year 2023.  A portion of the NOL, approximately $8.4 million, and all of the credit carryforwards are subject to the limitations for utilization as set forth in Section 382 of the Internal Revenue Code.  The annual limitation is $1.404 million for the NOL and the equivalent value of tax credits, which is approximately $.476 million.  These limitations for use were established in conjunction with the recapitalization of the Corporation in December 2004.

The Corporation recognized a deferred tax benefit of approximately $.922 million for the year ended December 31, 2012 and a deferred tax liability of $1.098 million for the year ended December 31, 2011.  The valuation allowance at December 31, 2012 was approximately $3.0 million.  The Corporation reduced the valuation allowance by $3.0 million at June 30, 2012 since it was determined that it was “more likely than not” that these benefits would be realized.  The Corporation made this determination after a thorough review of projected earnings and the composition and sustainability of those earnings over the projected tax carryover period.  This analysis substantiated the ability to utilize these deferred tax assets.  Management evaluated the deferred tax valuation allowance as of December 31, 2012 and determined that an adjustment to the valuation allowance was not warranted. The Corporation will continue to evaluate the future benefits from these carryforwards and at such time as it becomes “more likely than not” that they would be utilized prior to expiration will recognize the additional benefits as an adjustment to the valuation allowance.